Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

12. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the party in making financial and operating decisions. The amount due from related parties is unsecured, interest-free and has no fixed terms of repayment.

The amount charged by related parties are as follows:

	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Accounting fees	$11,826	$7,091
Secretary fees	$1,308	$182
Payroll charges	$1,774	$886
Management fees	$40,611	$29,499
Trainer fees - See Kok Chong	$18,354	$-
Director fees - See Kok Chong	$21,287	$14,182
Incorporation fees	$-	$5,490
Professional fees	$1,600	$42,200
Licence fees	$2,200	$2,200
Listing expenses	$-	$30,000
	$98,960	$131,730

The amount owing to related parties are as follows:

	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Trade Creditor - Amount owing to See Kok Chong	$9,981	$-
	$9,981	$-

The amount due from related parties are as follows:

	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Masteryasia (M) Sdn Bhd	$205,481	$109,312
Quest Consulting Ltd	$4,735	$2,187
Castlefield Realty International Holdings Sdn Bhd	$48,820	$4,522
	$259,036	$116,021

Included in other payables and accrued liabilities is amount due to Greenpro Financial Consulting Ltd amounting to $30,000.

10. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct and/or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the party in making financial and operating decisions. The amount due from related parties is unsecured, interest-free and has no fixed terms of repayment.

The amounts charged by related parties are as follows:

	April 1,2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Accounting fees	$7,091	$-
Secretary fees	$182	$-
Payroll charges	$886	$-
Management fees	$29,499	$-
Trainer fees - See Kok Chong	$-	$-
Director fees - See Kok Chong	$14,182	$-
Incorporation fees	$5,490	$-
Professional fees	$42,200	$-
License fees	$2,200	$-
Listing expenses	$30,000	$-
	$131,730	$-

The amounts due from/(to) related parties are as follows:

	As of March 31, 2017	As of March 31, 2016
Masteryasia (M) Sdn Bhd	$109,312	$-
Quest Consulting Ltd	$2,187	$-
Castlefield Realty International Holdings Sdn Bhd	$4,522	$-
	$116,021	$-

Included in other payables and accrued liabilities is amount due to Greenpro Financial Consulting Ltd amounting to $30,000.